OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of other provisions [abstract]
Schedule of Assumptions for Other Provisions

	Provisions for financial commitments and guarantees	Payment protection insurance	Other regulatory provisions	Other	Total
	£m	£m	£m	£m	£m
At 1 January 2020	177	1,880	528	738	3,323
Exchange and other adjustments	(7)	—	11	(9)	(5)
Provisions applied	—	(1,703)	(538)	(198)	(2,439)
Charge for the year	289	85	379	283	1,036
At 31 December 2020	459	262	380	814	1,915